UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2007

1.804883.103

MM-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 14.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.6%
Washington Mutual Bank
10/22/07	5.33%	$ 106,000	$ 106,000
London Branch, Eurodollar, Foreign Banks - 6.6%
Barclays Bank PLC
3/4/08	5.35	175,000	175,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	75,000	75,000
Calyon
6/16/08	5.42	50,000	50,000
Credit Agricole SA
12/12/07	5.36	75,000	75,000
Credit Industriel et Commercial
8/6/07	5.33	22,000	22,000
HBOS Treasury Services PLC
2/11/08	5.30	40,000	40,000
ING Bank NV
9/5/07 to 12/6/07	5.33 to 5.36	430,000	430,000
Landesbank Hessen-Thuringen
9/17/07	5.37	60,000	60,000
Societe Generale
9/28/07 to 3/14/08	5.30 to 5.40	320,000	320,000
			1,247,000
New York Branch, Yankee Dollar, Foreign Banks - 7.0%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/07	5.36	50,000	50,000
Barclays Bank PLC
4/16/08	5.36	100,000	100,000
BNP Paribas SA
10/2/07	5.30	80,000	80,000
Canadian Imperial Bank of Commerce
8/15/07 to 8/23/07	5.32 to 5.41 (c)	185,000	185,000
Credit Suisse First Boston
9/17/07 to 5/21/08	5.30 to 5.33 (c)	144,000	144,000
Deutsche Bank AG
9/4/07 to 11/21/07	5.40 to 5.42 (c)	125,000	125,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HBOS Treasury Services PLC
2/11/08	5.30%	$ 40,000	$ 40,000
Landesbank Baden-Wuert
6/11/08	5.45	50,000	49,995
Natexis Banques Populaires NY CD
2/4/08	5.42	50,000	50,000
Societe Generale
11/2/07 to 1/16/08	5.34 to 5.40	225,000	225,000
Sumitomo Mitsui Banking Corp.
8/14/07 to 8/30/07	5.32	263,500	263,500
			1,312,495
TOTAL CERTIFICATES OF DEPOSIT			2,665,495
Commercial Paper - 24.3%

Amsterdam Funding Corp.
8/24/07	5.31	146,272	145,778
Aquifer Funding LLC
8/3/07 to 8/7/07	5.35	192,000	191,911
Asscher Finance Corp.
11/13/07	5.36	28,000	27,577
AstraZeneca PLC
8/21/07 to 9/28/07	5.33 to 5.36	301,000	298,984
Banco Espirito Santo
1/22/08	5.37	4,000	3,899
Bank of America Corp.
12/20/07	5.33	200,000	195,915
Bavaria TRR Corp.
8/6/07 to 8/9/07	5.32 to 5.33	255,725	255,490
Brahms Funding Corp.
8/6/07 to 9/11/07	5.33 to 5.35	189,554	189,074
Capital One Multi-Asset Execution Trust
9/5/07 to 10/16/07	5.34 to 5.35	63,750	63,334
Charta LLC
9/10/07	5.35	58,000	57,659
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/27/07 to 10/12/07	5.32 to 5.35	241,900	239,872
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
8/16/07 to 9/19/07	5.31 to 5.35%	$ 335,500	$ 334,189
Cullinan Finance Corp.
8/13/07	5.36 (b)	18,000	17,968
Davis Square Funding III Corp.
8/17/07	5.34	45,000	44,894
Davis Square Funding V Corp.
8/8/07 to 8/10/07	5.34 to 5.36	169,700	169,511
Emerald (MBNA Credit Card Master Note Trust)
8/29/07 to 10/29/07	5.33	92,000	91,237
FCAR Owner Trust
8/23/07	5.33	100,000	99,679
Giro Funding US Corp.
8/7/07 to 8/27/07	5.33	209,187	208,639
Grenadier Funding Corp.
8/15/07	5.42	10,000	9,979
K2 (USA) LLC
9/27/07 to 10/29/07	5.34 (b)	94,000	93,148
Liberty Harbour II CDO Ltd.
8/14/07 to 10/19/07	5.33 to 5.36 (b)	41,178	40,968
Michigan Gen. Oblig.
10/4/07	5.41	28,300	28,300
Monument Gardens Funding
8/14/07 to 9/27/07	5.31 to 5.35	279,789	278,454
Nelnet Student Loan Funding LLC
8/21/07 to 10/18/07	5.34 to 5.37	77,864	77,401
Nightingale Finance LLC
8/24/07	5.35 (b)	6,000	5,980
Paradigm Funding LLC
8/9/07 to 8/29/07	5.31 to 5.36	239,000	238,258
Park Granada LLC
8/6/07 to 9/26/07	5.32 to 5.39	403,685	402,897
Park Sienna LLC
8/13/07 to 8/31/07	5.32 to 5.39	65,108	64,909
Stratford Receivables Co. LLC
8/2/07 to 8/23/07	5.32 to 5.37	250,402	249,943
Toyota Motor Credit Corp.
1/11/08	5.31	175,000	170,951
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Windmill Funding Corp.
8/24/07	5.31%	$ 225,000	$ 224,240
Zenith Funding Corp.
9/5/07 to 9/7/07	5.34 (b)	47,000	46,756
TOTAL COMMERCIAL PAPER			4,567,794
Master Notes - 2.8%

Asset Funding Co. III LLC
8/6/07	5.38 to 5.39 (c)(e)	178,000	178,000
Bear Stearns & Co., Inc.
1/28/08	5.38 (c)	91,000	91,000
Goldman Sachs Group, Inc.
8/11/07	5.41 (c)(e)	133,000	133,000
Lehman Brothers Holdings, Inc.
8/13/07 to 11/28/07	5.43 to 5.53 (c)(e)	63,000	63,000
Lehman Commercial Paper, Inc.
8/1/07	5.53 (c)(e)	67,000	67,000
TOTAL MASTER NOTES			532,000
Medium-Term Notes - 28.5%

AIG Matched Funding Corp.
8/15/07	5.35 (c)	158,000	158,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	176,000	176,000
Allstate Life Global Funding II
8/8/07 to 8/27/07	5.35 to 5.40 (b)(c)	40,000	40,000
ASIF Global Financing XXX
8/23/07	5.34 (b)(c)	55,000	55,000
Asscher Finance Corp.
3/6/08	5.40 (b)	75,000	75,000
Australia & New Zealand Banking Group Ltd.
8/23/07	5.34 (b)(c)	40,000	40,000
Bancaja US Debt SAU
10/23/07	5.39 (b)(c)	57,000	57,000
Banesto SA
10/18/07	5.35 (b)(c)	90,000	90,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banque Federative du Credit Mutuel (BFCM)
8/13/07	5.33% (b)(c)	$ 86,000	$ 86,000
Bayerische Landesbank Girozentrale
8/20/07 to 10/15/07	5.40 (c)	190,000	190,000
Beta Finance, Inc./Beta Finance Corp.
10/9/07 to 10/15/07	5.30 (b)(c)	44,000	43,984
BNP Paribas SA
8/27/07	5.31 (b)(c)	75,000	75,000
8/7/07	5.33 (c)	75,000	75,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	90,000	90,000
Caja Madrid SA
10/19/07	5.36 (c)	46,000	46,000
Calyon
8/30/07	5.28 (c)	131,000	130,954
CC USA, Inc.
10/9/07	5.30 (b)(c)	82,000	81,970
Commonwealth Bank of Australia
8/24/07	5.32 (c)	33,000	33,000
Credit Agricole SA
10/23/07	5.35 (c)	75,000	75,000
9/24/07	5.33 (b)(c)	170,000	170,000
Cullinan Finance Corp.
8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	205,000	204,998
Cullinan Finance Ltd./Corp.
4/25/08 to 6/20/08	5.31 to 5.39 (b)	227,000	227,000
Danske Bank A/S
8/20/07	5.29 (b)(c)	150,000	149,988
DnB NOR Bank ASA
8/28/07	5.32 (b)(c)	150,000	150,000
Dorada Finance, Inc.
10/9/07	5.30 (c)	24,000	23,991
General Electric Capital Corp.
8/7/07	5.36 (c)	140,000	140,000
Genworth Life Insurance Co.
8/1/07 to 9/4/07	5.39 to 5.40 (c)(e)	70,000	70,000
Hartford Life Global Funding Trust
8/15/07	5.36 (c)	40,000	40,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HBOS Treasury Services PLC
8/20/07	5.43% (b)(c)	$ 10,000	$ 10,001
9/24/07	5.43 (c)	85,000	85,000
HSBC Finance Corp.
8/24/07	5.37 (c)	45,000	45,000
HSH Nordbank AG
8/23/07	5.38 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
9/24/07	5.45 (c)(e)	25,000	25,000
Intesa Bank Ireland PLC
8/28/07	5.33 (b)(c)	150,000	150,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	39,000	39,000
Links Finance LLC
10/12/07 to 10/22/07	5.33 (b)(c)	70,000	69,993
MBIA Global Funding LLC
8/30/07	5.33 (b)(c)	14,000	14,001
Merrill Lynch & Co., Inc.
8/6/07	5.40 (c)	27,000	27,011
MetLife Insurance Co. of Connecticut
8/17/07 to 10/1/07	5.44 (c)(e)	40,000	40,000
Metropolitan Life Global Funding I
8/6/07 to 8/28/07	5.35 to 5.43 (b)(c)	47,148	47,148
Metropolitan Life Insurance Co.
8/17/07	5.44 (c)(e)	5,000	5,000
Monumental Global Funding III
9/20/07	5.34 (b)(c)	25,000	25,000
Morgan Stanley
8/1/07 to 9/7/07	5.38 to 5.47 (c)	173,379	173,401
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	23,000	22,999
Pacific Life Global Funding
8/13/07	5.37 (c)	5,000	5,000
8/6/07	5.39 (b)(c)	22,500	22,500
RACERS
8/22/07	5.37 (b)(c)	95,000	95,000
Royal Bank of Canada
8/10/07	5.37 (c)	10,000	10,000
8/6/07	5.29 (b)(c)	100,000	100,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
8/21/07	5.33% (b)(c)	$ 100,000	$ 100,000
Security Life of Denver Insurance Co.
8/28/07	5.45 (c)(e)	18,000	18,000
Sigma Finance, Inc.
9/10/07 to 8/1/08	5.32 to 5.40 (b)(c)	505,000	504,984
Skandinaviska Enskilda Banken AB
9/10/07 to 9/24/07	5.33 to 5.34 (c)	189,000	188,980
Societe Generale
8/2/07	5.31 (b)(c)	44,000	44,000
Svenska Handelsbanken AB
8/13/07	5.29 (b)(c)	74,000	74,000
UniCredito Italiano Bank (Ireland) PLC
8/14/07 to 8/15/07	5.33 to 5.34 (b)(c)	147,500	147,500
UniCredito Italiano SpA, New York
8/20/07 to 9/4/07	5.33 to 5.36 (c)	92,000	91,996
Washington Mutual Bank
8/16/07 to 8/20/07	5.34 to 5.40 (c)	49,000	49,004
8/24/07	5.34 (b)(c)	39,000	39,000
Wells Fargo & Co.
8/2/07 to 8/15/07	5.35 to 5.38 (c)	135,000	135,000
WestLB AG
8/10/07 to 9/28/07	5.38 to 5.41 (b)(c)	102,000	102,000
Westpac Banking Corp.
9/11/07	5.42 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			5,366,403
Short-Term Notes - 1.3%

Hartford Life Insurance Co.
9/4/07	5.51 (c)(e)	20,000	20,000
Jackson National Life Insurance Co.
10/1/07	5.41 (c)(e)	25,000	25,000
Metropolitan Life Insurance Co.
8/1/07 to 10/1/07	5.46 to 5.48 (c)(e)	45,000	45,000
Monumental Life Insurance Co.
8/1/07	5.46 to 5.49 (c)(e)	38,000	38,000
Short-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Life Insurance Co.
10/1/07	5.44% (c)(e)	$ 75,000	$ 75,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(e)	40,000	40,000
TOTAL SHORT-TERM NOTES			243,000
Asset-Backed Securities - 2.1%

Aardvark ABS CDO
2/6/08	5.35 (b)(c)	74,000	74,000
Le Monde CDO I PLC / LLC
3/5/08	5.35 (b)(c)	77,000	76,992
Master Funding Trust I
8/27/07 to 9/25/07	5.35 (c)	57,000	57,000
PASA Funding 2007 Ltd.
7/7/08	5.33 (b)(c)	175,000	175,000
Wachovia Asset Securitization Issuance LLC
6/25/35	5.31 (b)(c)	7,657	7,657
Wind Trust
1/25/08	5.32 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			402,649
Municipal Securities - 0.1%

Catholic Health Initiatives Series A
9/5/07	5.34	11,500	11,500
Catholic Health Initiatives Series B
9/6/07	5.37	16,000	16,000
			27,500
Repurchase Agreements - 27.4%
	Maturity Amount (000s)
In a joint trading account at:
5.29% dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) #	$ 26,468	26,464
5.33% dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) #	877	877
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC At:
5.42%, dated 7/31/07 due 8/1/07:
(Collateralized by Corporate Obligations valued at $32,644,910, 2.87% - 4.64%, 11/30/07 - 1/15/15)	$ 32,005	$ 32,000
(Collateralized by Mortgage Loan Obligations valued at $39,900,001, 5.53% - 5.73%, 2/25/47 - 8/25/47)	38,006	38,000
5.43%, dated 7/31/07 due 8/1/07 (Collateralized by Commercial Paper Obligations valued at $104,040,000, 0%, 8/13/07 - 12/15/08)	102,015	102,000
5.44%, dated 7/31/07 due 8/1/07 (Collateralized by Corporate Obligations valued at $348,840,001, 5.56% - 8.75%, 4/14/08 - 2/1/37)	342,052	342,000
5.49%, dated 7/31/07 due 8/1/07 (Collateralized by Corporate Obligations valued at $194,250,941, 5.95% - 9.47%, 6/15/08 - 10/15/27)	185,028	185,000
5.51%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $43,050,001, 6.57% - 8.07%, 2/25/37 - 8/25/47)	41,006	41,000
Barclays Capital, Inc. At 5.43%, dated 7/31/07 due 8/1/07 (Collateralized by Corporate Obligations valued at $674,220,000, 4.31% - 9.63%, 5/2/08 - 5/15/47)	661,100	661,000
Citigroup Global Markets, Inc. At 5.43%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $632,100,000, 0.69% - 6.67%, 3/6/20 - 12/10/49)	602,091	602,000
Credit Suisse First Boston, Inc. At 5.46%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $786,452,311, 0% - 10%, 8/11/11 - 11/25/52)	749,114	749,000
Deutsche Bank Securities, Inc. At 5.36%, dated:
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $68,340,001, 0% - 7.82%, 1/25/08 - 7/25/47)	67,968	67,000
5/14/07 due 8/13/07 (Collateralized by Corporate Obligations valued at $90,938,395, 4.8% - 10.88%, 9/1/10 - 8/25/45)	89,192	88,000
5/15/07 due 8/14/07 (Collateralized by Corporate Obligations valued at $91,800,000, 0.21% - 8.45%, 9/15/07 - 6/25/45)	91,219	90,000
7/11/07 due 10/9/07 (Collateralized by Mortgage Loan Obligations valued at $45,900,000, 4.13% - 7.5%, 2/8/08 - 9/15/41)	45,603	45,000
7/19/07 due 10/19/07 (Collateralized by Corporate Obligations valued at $46,057,264, 3.6% - 8.5%, 3/1/09 - 9/25/36)	44,603	44,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
7/30/07 due 10/29/07 (Collateralized by Corporate Obligations valued at $95,550,016, 0% - 13.5%, 12/7/09 - 3/30/17)	$ 92,233	$ 91,000
Goldman Sachs & Co. At:
5.45%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $120,750,000, 0.5% - 6.97%, 1/17/11 - 9/10/47)	115,017	115,000
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Equity Securities valued at $47,250,030) (c)(d)	45,656	45,000
5.48%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $183,750,001, 4.4% - 11.41%, 5/15/11 - 10/15/35) (c)(d)	177,637	175,000
Lehman Brothers, Inc. At:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $56,701,569, 5.42% - 10.25%, 3/6/20 - 6/25/46)	54,726	54,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $24,151,492, 5.71% - 9.08%, 8/25/28 - 5/25/37)	23,336	23,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $37,581,039, 0% - 10%, 3/15/09 - 4/27/37)	36,488	36,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $23,463,031, 9.1% - 10.98%, 4/25/31 - 7/25/34)	23,339	23,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $46,923,461, 5.25% - 6.25%, 6/30/12 - 5/1/17) (c)(d)	47,258	46,000
5.5%, dated 7/31/07 due 8/1/07 (Collateralized by Corporate Obligations valued at $555,452,019, 0% - 14.37%, 10/15/07 - 9/1/24)	529,081	529,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith At:
5.42%, dated 7/31/07 due 8/1/07 (Collateralized by Mortgage Loan Obligations valued at $847,352,359, 4.32% - 7.38%, 5/15/10 - 9/20/56)	$ 807,121	$ 807,000
5.49%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $107,325,098, 5.4% - 6.25%, 6/15/11 - 3/1/16) (c)(d)	103,431	102,000
TOTAL REPURCHASE AGREEMENTS		5,159,341
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $18,964,182)		18,964,182
NET OTHER ASSETS - (0.7)%		(126,247)
NET ASSETS - 100%		$ 18,837,935
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,016,535,000 or 21.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $842,000,000 or 4.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 8/6/07	11/7/06	$ 90,000
5.39%, 8/6/07	8/29/06	$ 88,000
Genworth Life Insurance Co.: 5.39%, 8/1/07	3/30/07	$ 20,000
5.39%, 9/4/07	7/31/07	$ 25,000
5.4%, 8/1/07	7/31/06	$ 25,000
Goldman Sachs Group, Inc. 5.41%, 8/11/07	8/11/04	$ 133,000
Hartford Life Insurance Co. 5.51%, 9/4/07	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 25,000
Jackson National Life Insurance Co. 5.41%, 10/1/07	3/31/03	$ 25,000
Lehman Brothers Holdings, Inc.: 5.43%, 8/13/07	1/10/07	$ 45,000
5.53%, 11/28/07	12/11/06	$ 18,000
Lehman Commercial Paper, Inc. 5.53%, 8/1/07	3/29/07	$ 67,000
Security	Acquisition Date	Cost (000s)
MetLife Insurance Co. of Connecticut: 5.44%, 10/1/07	3/28/07	$ 25,000
5.44%, 8/17/07	5/17/07	$ 15,000
Metropolitan Life Insurance Co.: 5.44%, 8/17/07	8/16/06	$ 5,000
5.46%, 10/1/07	3/26/02	$ 35,000
5.48%, 8/1/07	2/24/03	$ 10,000
Monumental Life Insurance Co.: 5.46%, 8/1/07	7/31/98 - 9/17/98	$ 18,000
5.49%, 8/1/07	3/12/99	$ 20,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02	$ 75,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 40,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$26,464,000 due 8/01/07 at 5.29%
Banc of America Securities LLC	$ 6,931
Countrywide Securities Corp.	6,931
Credit Suisse Securities (USA) LLC	12,602
$ 26,464
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$877,000 due 8/01/07 at 5.33%
BNP Paribas Securities Corp.	$ 104
Bank of America, NA	206
Barclays Capital, Inc.	27
Citigroup Global Markets, Inc.	207
Countrywide Securities Corp.	90
Credit Suisse Securities (USA) LLC	104
Goldman, Sachs & Co.	35
Greenwich Capital Markets, Inc.	35
HSBC Securities (USA), Inc.	69
$ 877
Income Tax Information
At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $18,964,182,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2007

1.804884.103

DTE-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 10,000	$ 10,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
Birmingham Wtrwks. & Swr. Rev. Participating VRDN Series PT 3935, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,320	2,320
Health Care Auth. for Baptist Health Series 2006 C, 3.64%, LOC Regions Bank of Alabama, VRDN (a)	9,400	9,400
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (a)	10,000	10,076
Jefferson County Ltd. Oblig. School Warrants Series B, 3.64% (AMBAC Insured), VRDN (a)	16,900	16,900
Jefferson County Swr. Rev.:
Series 2002 C6, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (a)	12,200	12,200
Series 2003 B7, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (a)	15,200	15,200
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,375	10,375
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		93,071
Alaska - 0.8%
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 1397, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,600	4,600
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,765	5,765
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,515	2,515
Anchorage Wastewtr. Rev. Participating VRDN Series ROC II R 9110, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,300	8,300
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,085	3,085
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series 2003 A, 3.69%, VRDN (a)	16,000	16,000
		40,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.9%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 8,875	$ 8,875
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,995	2,995
Series ROC II R174, 3.67% (Liquidity Facility Citibank NA) (a)(e)	4,995	4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	4,675	4,675
Series PA 1373, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	20,250	20,250
Series Putters 1374, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,105	10,105
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,130	5,130
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series EC 1118, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,200	6,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	7,600	7,600
Series EGL 06 22 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	12,070	12,070
Series EGL 06 93 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	24,790	24,790
Series MS 04 1227, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	1,900	1,900
Series PT 1512, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series ROC II R 1003, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,190	5,190
Series ROC II R1002, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,490	4,490
Series 1997 A, 3.73% 9/13/07, CP	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series B, 3.75% 9/5/07, CP	$ 9,394	$ 9,394
Tucson Wtr. Rev. Participating VRDN Series EC 1088, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,900	7,900
		146,359
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,980	4,980
California - 0.3%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.81% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,800	13,800
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.76%, LOC Societe Generale, VRDN (a)	3,100	3,100
		16,900
Colorado - 2.6%
Adams County Rev. Participating VRDN Series MS 1260, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	14,000	14,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,985	7,985
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.67% (Liquidity Facility Citibank NA) (a)(e)	7,500	7,500
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,630	5,630
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,270	3,270
Colorado Health Participating VRDN Series MS 7023, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	7,500	7,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	19,140	19,140
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.8%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,730	$ 6,730
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,895	4,895
Series PZ 112, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,785	12,785
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,760	2,760
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,980	1,980
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.65%, VRDN (a)	15,300	15,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,505	10,505
Series Putters 862, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,025	4,025
		131,210
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.86%, VRDN (a)	3,500	3,500
Series 1999 A, 3.85%, VRDN (a)	3,800	3,800
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,045	3,045
		10,345
District Of Columbia - 0.4%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,850	1,850
TRAN 4.25% 9/28/07	5,850	5,854
District of Columbia Rev.:
Participating VRDN Series Stars 07 27, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	5,660	5,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(American Assoc. Med. Colleges Proj.) 3.71% (AMBAC Insured), VRDN (a)	$ 3,575	$ 3,575
(American Psychological Assoc. Proj.) 3.64%, LOC Bank of America NA, VRDN (a)	1,100	1,100
(Defenders of Wildlife Proj.) 3.64%, LOC Bank of America NA, VRDN (a)	2,600	2,600
		20,639
Florida - 8.4%
Brevard Participating VRDN Series ROC 655 CE, 3.67% (Liquidity Facility Citibank NA) (a)(e)	9,720	9,720
Broward County Gen. Oblig. Participating VRDN Series EC 1095, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,375	2,375
Broward County School Board Participating VRDN Series BA 07 129, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	6,640	6,640
Citizens Property Ins. Corp. Participating VRDN Series SGB 67, 3.66% (Liquidity Facility Societe Generale) (a)(e)	18,000	18,000
Florida Board of Ed. Participating VRDN:
Series PT 1223, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000	7,000
Series PT 3979, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000	6,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(e)	13,000	13,000
Series EGL 01 905, 3.66% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(e)	10,200	10,200
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,060	8,060
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	18,840	18,840
Series ROC II R482, 3.67% (Liquidity Facility Citibank NA) (a)(e)	9,695	9,695
Florida Dept. of Envir. Protection Rev. Participating VRDN Series PT 3400, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,720	6,720
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 218, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,820	7,820
Series PZ 184, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 3.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 16,110	$ 16,110
Series PZ 130, 3.68% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,600	10,600
Florida Local Govt. Fin. Commission Series A, 3.74% 8/14/07, LOC Wachovia Bank NA, CP	15,000	15,000
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,695	8,695
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.66% (Liquidity Facility Societe Generale) (a)(e)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,655	3,655
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series C, 3.64%, VRDN (a)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.71%, LOC Wachovia Bank NA, VRDN (a)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.67% (Liquidity Facility Citibank NA) (a)(e)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,470	5,470
Lake County Cap. Impt. Rev. Participating VRDN:
Series MS 06 1764, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,900	6,900
Series MS 06 1765, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,900	6,900
Lake County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4087, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	18,355	18,355
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 3.68%, VRDN (a)	24,900	24,900
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,905	9,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN:
Series ROC II R 9026, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 19,490	$ 19,490
Series ROC II R 9027, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,145	9,145
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,775	6,775
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,485	5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,765	3,765
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series ROC II R 9114, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	17,775	17,775
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.64%, LOC Bank of America NA, VRDN (a)	5,600	5,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.67%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Planned Parenthood Proj.) 3.67%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
Panama City Beach Participating VRDN Series Solar 2006 129, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,080	9,080
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	7,870	7,870
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	6,095	6,095
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,245	5,245
South Broward Hosp. District Rev. Participating VRDN Series UBS 07 1003, 3.66% (Liquidity Facility Bank of New York, New York) (a)(e)	7,000	7,000
Sunshine State Govt. Fing. Commission Rev.:
Series I, 3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	14,780	14,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.: - continued
Series J, 3.79% 8/15/07, CP	$ 19,383	$ 19,383
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000	2,000
		429,938
Georgia - 1.1%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,450	9,450
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.7%, LOC Gen. Elec. Cap. Corp., VRDN (a)	7,000	7,000
Fulton Athens-Clark Catholic Health Participating VRDN Series PT 4067, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,750	6,750
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
LaGrange Dev. Auth. Rev. (LaGrange College Proj.) Series 2001, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	5,420	5,420
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Merlots 07 C6, 3.69% (Liquidity Facility Bank of New York, New York) (a)(e)	12,900	12,900
Metropolitan Atlanta Rapid Transit Auth. Participating VRDN Series PT 4042, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,115	6,115
		57,835
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,280	3,280
Idaho - 0.5%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,867
Illinois - 8.9%
Chicago Board of Ed. Participating VRDN Series PT 3569, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	3,640	3,640
Chicago Gen. Oblig. Participating VRDN:
Series Austin 07 171, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	7,950	7,950
Series DB 240, 3.68% (Liquidity Facility Deutsche Bank AG) (a)(e)	9,430	9,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series EGL 01 1303, 3.69% (Liquidity Facility Citibank NA) (a)(e)	$ 2,500	$ 2,500
Series MS 06 1777, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(e)	12,000	12,000
Series PT 2357, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,680	1,680
Series PT 2360, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,475	5,475
Series PT 2361, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,740	1,740
Series Putters 1277, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,955	9,955
Series Solar 06 38, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 1284, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,150	5,150
Series MSTC 7016 Class A, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	15,645	15,645
Chicago Sales Tax Rev. 3.65% (FGIC Insured), VRDN (a)	3,500	3,500
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.68% (Liquidity Facility Citibank NA) (a)(e)	10,005	10,005
Chicago Transit Auth. Cap. Grant Receipts Rev. Participating VRDN Series Putters 1574, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,830	7,830
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,200	3,200
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	18,785	18,785
Series Merlots 97 V, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(e)	1,200	1,200
Series PA 591, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,305	5,305
Series ROC II RR 2063, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,775	2,775
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,740	9,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,390	$ 6,390
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN:
Series PZ 181, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,450	8,450
Series PZ 80, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,350	1,350
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 3.89%, LOC Allied Irish Banks PLC, VRDN (a)	1,000	1,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,690	4,690
Series EGL 06 95 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Series PA 896R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.68%, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,065	4,065
Series PT 3029, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,800	7,800
(Chicago Historical Society Proj.) 3.65%, LOC JPMorgan Chase Bank, VRDN (a)	13,500	13,500
(Mercy Alliance, Inc. Proj.) 3.64%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.68%, LOC Banco Santander Central Hispano SA, VRDN (a)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	3,490	3,490
Series MS 98 143, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	1,500	1,500
Series PT 2131, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,660	7,660
Series Putters 133, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,325	4,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series Putters 409, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,730	$ 5,730
Series Putters 679, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,915	2,915
Series ROC II R 6065, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	7,055	7,055
Series ROC II R4536, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,375	5,375
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) 3.63%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,390	4,390
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.65%, LOC Bank of America NA, VRDN (a)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,310	6,310
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	2,000	2,000
Series Merlots 01 A86, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,100	6,100
Series Merlots 02 A24, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	4,925	4,925
Series PT 2398, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,680	7,680
Series SGB 19, 3.66% (Liquidity Facility Societe Generale) (a)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,940	3,940
Illinois Schools Participating VRDN Series PZP 6, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,880	3,880
Illinois Toll Hwy. Auth. Rev. Participating VRDN Series 2005 A, 3.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	11,995	11,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,675	6,675
Series ROC II R 606PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	6,165	6,165
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,240	3,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 4,200	$ 4,200
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.01%, LOC LaSalle Bank NA, VRDN (a)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Floaters 06 28Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	6,555	6,555
Series GS 06 6Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	2,650	2,650
Series GS 06 9Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	13,130	13,130
Series PA 1058, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,350	1,350
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 3.71% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,055	7,055
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,765	7,765
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.68% (Liquidity Facility Citibank NA) (a)(e)	14,300	14,300
Series Merlots 01 A105, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,050	3,050
Series PT 2620, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,145	5,145
Univ. of Illinois Revs. Participating VRDN Series ROC II R 1076, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,040	6,040
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,555	2,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	$ 9,000	$ 9,000
Series PZ 81, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.74%, LOC JPMorgan Chase Bank, VRDN (a)	2,535	2,535
		453,856
Indiana - 3.2%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,980	3,980
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,695	6,695
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,125	2,125
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,485	5,485
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,405	2,405
RAN 4.25% 1/31/08, LOC Bank of New York, New York	8,100	8,124
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,280	5,280
Indiana Muni. Pwr. Participating VRDN Series 06 100, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,590	14,590
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	8,490	8,490
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series DB 114, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,325	6,325
Series Merlots B21, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,125	4,125
Series PT 2189, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,940	2,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN: - continued
Series PT 3610, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	$ 28,610	$ 28,610
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,095	7,095
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	9,875	9,875
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,535	6,535
MSD of Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	6,585	6,585
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,565	6,565
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,755	9,755
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,600	5,600
White County Hosp. Rent Rev. 3.65%, LOC Regions Bank of Alabama, VRDN (a)	7,900	7,900
		161,084
Iowa - 0.4%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,595	9,595
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,859
		18,454
Kansas - 0.6%
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	19,695	19,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 6,005	$ 6,005
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,475	3,475
		29,175
Kentucky - 0.4%
Kentucky Asset/Liability Commission Gen. Fund Rev. Participating VRDN Series ROC II R 11126, 3.67% (Liquidity Facility Citibank NA) (a)(e)	5,610	5,610
Louisville & Jefferson County Participating VRDN Series PA 1416, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.71% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,200	1,200
		21,310
Louisiana - 2.7%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,955	11,955
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	11,700	11,700
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series Putters 1304 T, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,000	9,000
Series Putters 1349, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,485	9,485
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,750	5,750
Series ROC II RR 9049, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	20,765	20,765
Series Stars 162, 3.67% (Liquidity Facility BNP Paribas SA) (a)(e)	11,465	11,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	$ 2,265	$ 2,265
Series MT 158, 3.67% (Liquidity Facility BNP Paribas SA) (a)(e)	2,000	2,000
Series MT 190, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	6,275	6,275
Louisiana State Univ. Participating VRDN Series Solar 06 115, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,455	18,455
New Orleans Aviation Board Rev. Series A, 3.67% (MBIA Insured), VRDN (a)	10,555	10,555
Saint Charles Parish Consolidated Wtrwks. & Wastewtr. District 1 Participating VRDN Series PT 3861, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,100	7,100
Saint Tammany Parish Sales Participating VRDN Series PT 3633, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	975	975
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.85% tender 9/12/07, CP mode	11,700	11,700
		139,445
Maine - 0.6%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,045	8,045
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,160	5,160
Series EGL 00 1901 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series Putters 546, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,205	5,205
Series ROC RR II R 9005, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	9,630	9,630
		31,040
Maryland - 0.9%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.88% tender 9/6/07, LOC Wachovia Bank NA, CP mode	4,300	4,300
Howard County Consolidated Pub. Impt. Participating VRDN Series EC 1136, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	$ 10,000	$ 10,000
Maryland Gen. Oblig. Participating VRDN Series EC 1072, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,115	13,115
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,600	7,600
		46,015
Michigan - 3.2%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1579, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,025	13,025
Series PT 3559, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,425	7,425
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Series Merlots 01 A103, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	1,200	1,200
Series PT 2595, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,880	5,880
Series Putters 3756, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,360	6,360
Series RBC I-2, 3.66% (Liquidity Facility Royal Bank of Canada) (a)(e)	6,000	6,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	3,265	3,265
Participating VRDN:
Series Putters 200, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,270	1,270
Series ROC II R 9038, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	7,015	7,015
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,985	1,985
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,880	5,880
Michigan Bldg. Auth. Rev. Participating VRDN Series MS 907, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,948	4,948
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig. TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	$ 26,200	$ 26,218
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.67%, LOC LaSalle Bank Midwest NA, VRDN (a)	300	300
3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.66%, LOC Banco Santander Central Hispano SA, VRDN (a)	6,400	6,400
(Trinity Health Sys. Proj.) Series F, 3.7% (Liquidity Facility Bank of America NA), VRDN (a)	5,000	5,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,990	8,990
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,304
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.84%, VRDN (a)	10,500	10,500
		164,165
Minnesota - 1.7%
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	23,380	23,380
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	2,700	2,700
Series Merlots 00 ZZ, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,840	1,840
Series PT 2854, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,605	9,605
Minnesota Participating VRDN Series EC 1060, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	19,040	19,040
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	3,100	3,100
Series MS 1461, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,400	6,400
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.64%, LOC Allied Irish Banks PLC, VRDN (a)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.66%, LOC Fannie Mae, VRDN (a)	$ 2,350	$ 2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.67% (Liquidity Facility Citibank NA) (a)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.67% (Liquidity Facility Citibank NA) (a)(e)	7,080	7,080
		88,010
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,375	2,375
Mississippi Gen. Oblig. Participating VRDN Series Putters 138, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	7,930	7,930
		10,305
Missouri - 1.4%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,995	7,995
Howard Bend Levee District Participating VRDN Series PT 3338, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,485	5,485
Jackson County Spl. Oblig. Participating VRDN:
Series ROC II R 7060, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	21,425	21,425
Series ROC II R 9013, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,630	4,630
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,300	5,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.68% (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	17,150	17,150
		70,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (d)	$ 5,000	$ 5,082
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.68% (Liquidity Facility Citibank NA) (a)(e)	2,000	2,000
Series EGL 04 9 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	11,535	11,535
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series MS 1289, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,100	5,100
3.75% 9/6/07 (Liquidity Facility JPMorgan Chase Bank), CP	6,000	6,000
3.76% 9/5/07 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
		37,277
Nevada - 1.9%
Clark County Fuel Tax Participating VRDN:
Series Putters 1309, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,650	5,650
Series PZ 138, 3.68% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,360	3,360
Clark County School District Participating VRDN Series PT 3918, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,710	2,710
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,295	8,295
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,140	4,140
Las Vegas Valley Wtr. District Participating VRDN Series Putters 1303, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,460	10,460
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,235	5,235
Series PT 3522, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,885	8,885
Series PT 4221, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,640	9,640
Series PZ 142, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,630	12,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,255	$ 5,255
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	5,825	5,825
Series GS 06 5GZ, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	15,522	15,522
		97,607
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	7,495	7,495
New Jersey - 0.6%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	9,700	9,712
Montclair Township Gen. Oblig. BAN 4% 12/21/07	18,700	18,716
		28,428
New Mexico - 0.6%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 3.63% (FSA Insured), VRDN (a)	17,950	17,950
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.64%, LOC Banco Santander Central Hispano SA, VRDN (a)	11,710	11,710
		29,660
New York - 1.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series 1, 3.77% 8/23/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	16,400	16,400
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.65% (Liquidity Facility Morgan Stanley) (a)(e)	3,760	3,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.65% (Liquidity Facility Morgan Stanley) (a)(e)	$ 1,460	$ 1,460
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 02 6024 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(e)	13,690	13,690
		68,985
Non State Specific - 0.4%
Multi-state Participating VRDN:
Series Putters 1850 F, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	10,545	10,545
Series PZP 015, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,000	10,000
		20,545
North Carolina - 2.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Participating VRDN Series MS 1272, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,850	6,850
Series C, 3.67% (Liquidity Facility Bank of America NA), VRDN (a)	12,225	12,225
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	10,755	10,755
Mecklenburg County Ctfs. of Prtn. 3.63% (Liquidity Facility Bank of America NA), VRDN (a)	5,375	5,375
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	7,775	7,775
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	5,610	5,610
(High Point Univ. Rev.) 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	10,890	10,890
Series MS 06 1338, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,649	7,649
Series ROC RR II 9048, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,275	9,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 7,095	$ 7,095
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	14,600	14,600
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	7,000	7,078
Raleigh Comb Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 3.67% (Liquidity Facility Citibank NA) (a)(e)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	7,700	7,700
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,600	11,600
		140,877
Ohio - 2.3%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,620	3,620
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.73%, VRDN (a)	14,000	14,000
Subseries B3, 3.73%, VRDN (a)	2,100	2,100
Delaware Gen. Oblig. BAN 4% 12/13/07	5,000	5,007
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)(f)	51,900	51,900
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series MS 1223, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	8,300	8,300
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.83%, VRDN (a)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,480	12,480
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	3,000	3,000
Series PT 3880, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,225	5,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(The College of Mount Saint Joseph Proj.) 3.64%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 2,460	$ 2,460
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.65%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,300	4,300
		115,792
Oklahoma - 0.8%
Oklahoma Cap. Impt. Auth. Facilities Rev. Participating VRDN Series Merlots 07 H4, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,075	5,075
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.64% (AMBAC Insured), VRDN (a)	13,200	13,200
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series PA 1431, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	20,570	20,570
		38,845
Oregon - 1.3%
Oregon Board of Higher Ed. Participating VRDN Series PT 4019, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,820	6,820
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,900	4,900
Oregon Dept. of Administrative Svcs. Lottery Participating VRDN Series EC 1141, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,945	16,945
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series Stars 07 28, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	17,965	17,965
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.77% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,495	7,495
		64,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 4.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 9,700	$ 9,700
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (a)	2,600	2,600
Participating VRDN:
Series LB 07 P59W, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	4,975	4,975
Series Putters 1281, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,150	4,150
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,600	2,600
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.64%, LOC Allied Irish Banks PLC, VRDN (a)	4,790	4,790
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400	2,400
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	59,300	59,300
Lehigh County Gen. Oblig. Participating VRDN Series MT 385, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,120	8,120
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,290	3,290
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.64%, LOC Unicredito Italiano SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 4,670	$ 4,670
Series MS 958, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	1,600	1,600
Series Putters 371Z, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,295	7,295
Philadelphia Gen. Oblig. Participating VRDN Series MS 01 751, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,330	5,330
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	6,935	6,935
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,995	4,995
Series ROC II R 9083, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	20,080	20,080
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,740	9,740
		207,595
Rhode Island - 0.6%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	10,000	10,025
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,490	12,490
Rhode Island Tobacco Settlement Rev. Participating VRDN Series BS 3080, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,870	9,870
		32,385
South Carolina - 2.1%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,500	5,500
Greenville County School District Installment Purp. Rev. Participating VRDN Series PT 3393, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	15,855	15,855
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Horry County School District Participating VRDN Series PT 2033, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 3,675	$ 3,675
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.81%, VRDN (a)	2,700	2,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	7,195	7,195
Scago Edl. Facilities Corp. for Colleton School District Participating VRDN Series Stars 06 173, 3.67% (Liquidity Facility BNP Paribas SA) (a)(e)	31,895	31,895
South Carolina Gen. Oblig. School Facilities Participating VRDN:
Series Putters PZ 150, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,260	8,260
Series ROC 692W, 3.66% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.67%, LOC Bank of America NA, VRDN (a)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,690	3,690
Series PT 3460, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,965	9,965
Series Putters 1094, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,835	2,835
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.95% tender 8/1/07, CP mode	3,200	3,200
		109,210
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.67%, LOC Bank of America NA, VRDN (a)	5,295	5,295
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	4,995	4,995
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,505	5,505
Memphis Gen. Oblig. Participating VRDN Series MS 1018, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,455	5,455
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,695	9,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. 3.67%, LOC Bank of America NA, VRDN (a)	$ 16,200	$ 16,200
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,980	1,980
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	5,400	5,400
Vanderbilt Univ. Series A, 3.8% 8/7/07, CP	15,000	15,000
		69,525
Texas - 19.9%
Alamo Cmnty. College District Participating VRDN Series BA 07 127, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	15,695	15,695
Aldine Independent School District Participating VRDN Series Putters 827, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,910	2,910
Arlington Spl. Oblig. Series B, 3.65% (MBIA Insured), VRDN (a)	11,700	11,700
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	11,700	11,700
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,550	8,550
Austin Util. Sys. Rev. Series A, 3.74% 9/17/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,465	3,465
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6029, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,955	4,955
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.67% (Liquidity Facility Citibank NA) (a)(e)	8,150	8,150
Boerne Independent School District Participating VRDN Series Putters 626, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,165	3,165
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.79%, VRDN (a)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,685	10,685
Comal Independent School District Participating VRDN:
Series PT 3917, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,360	3,360
Series ROC II R 9104, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corsicana Independent School District Participating VRDN Series DB 111, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	$ 5,080	$ 5,080
Crowley Independent School District Participating VRDN Series PT 3039, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,065	7,065
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	12,500	12,500
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,255	7,255
Series ROC II R6069, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,935	6,935
Denton Independent School District Participating VRDN Series MS 451, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN:
Series EC 1096, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,735	7,735
Series Putters 1042, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,585	3,585
Frenship Independent School District Participating VRDN Series DB 265, 3.68% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,655	5,655
Garland Independent School District Participating VRDN Series ROC II R2213, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,315	5,315
Granbury Independent School District Participating VRDN:
Series PT 3080, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,615	7,615
Series SG 129, 3.65% (Liquidity Facility Societe Generale) (a)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,685	2,685
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.66% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(e)	33,300	33,300
Harris County Gen. Oblig. Participating VRDN:
Series PT 1623, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,915	5,915
Series Putters 1099, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,800	2,800
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued

Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 3.69% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)

	$ 12,000	$ 12,000
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA) (a)(e)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.68% (MBIA Insured), VRDN (a)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.64%, LOC Regions Bank of Alabama, VRDN (a)	13,060	13,060
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.65%, LOC KBC Bank NV, VRDN (a)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 3.68% (Liquidity Facility Citibank NA) (a)(e)	9,000	9,000
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,445	5,445
Series ROC II R 2084, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,205	5,205
Houston Gen. Oblig.:
Participating VRDN:
Series PT 3455, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,140	7,140
Series PT 969, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(e)	8,200	8,200
Series F, 3.72% 9/10/07 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.65% (Liquidity Facility Societe Generale) (a)(e)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,325	5,325
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,135	9,135
Houston Util. Sys. Rev. Participating VRDN:
Series Austin 07 164, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	10,875	10,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN: - continued
Series BS 3069, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	$ 5,000	$ 5,000
Series IXIS 05 23, 3.67% (Liquidity Facility CDC Fin. CDC IXIS) (a)(e)	10,785	10,785
Series PT 2243, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,065	7,065
Series PT 3229, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,295	5,295
Series Putters 527, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,120	3,120
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.67% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,500	6,500
Series Merlots 02 A16, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,280	2,280
Series Putters 1688, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,125	4,125
Hunt Memorial Hosp. District Rev. Series 1998, 3.67% (FSA Insured), VRDN (a)	4,165	4,165
Hutto Independent School District Participating VRDN Series ROC II R434, 3.67% (Liquidity Facility Citibank NA) (a)(e)	4,200	4,200
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,840	9,840
3.67% (Liquidity Facility Wells Fargo & Co.) (a)(e)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,700	8,700
Klein Independent School District Participating VRDN Series PZ 180, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,735	2,735
Lewisville Independent School District Participating VRDN Series SGA 134, 3.64% (Liquidity Facility Societe Generale) (a)(e)	1,290	1,290
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,985	1,985
McAllen Independent School District Participating VRDN Series PT 3082, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,760	11,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Midlothian Independent School District Participating VRDN Series PT 3081, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 5,705	$ 5,705
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,880	3,880
New Caney Independent School District Participating VRDN Series MS 1286, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	9,515	9,515
North Central Texas Health Facilities Dev. Corp. Rev. Bonds (Methodist Hospitals of Dallas Proj.) Series 1998, 3.75% tender 9/5/07 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,745	5,745
Series PT 3957, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,100	5,100
Series Putters 393, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,900	3,900
Northside Independent School District Participating VRDN Series PT 2329, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,675	5,675
Series Putters 1412, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,940	2,940
Pearland Independent School District Participating VRDN:
Series PA 1449, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,665	6,665
Series SG 106, 3.65% (Liquidity Facility Societe Generale) (a)(e)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.64% (Liquidity Facility Societe Generale) (a)(e)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,305	11,305
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.66% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.64% (Liquidity Facility Societe Generale) (a)(e)	7,070	7,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 6,565	$ 6,565
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	9,995	9,995
Series PT 3921, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,000	12,000
Series SG 104, 3.65% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 3.65% (Liquidity Facility Societe Generale) (a)(e)	5,200	5,200
3.66% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Gen. Oblig. Participating VRDN Series Putters PZ 146, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,165	6,165
San Antonio Independent School District Bonds Series AAB 01 28, 3.66%, tender 8/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.67% (Liquidity Facility Citibank NA) (a)(e)	5,175	5,175
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.68% (Liquidity Facility Citibank NA) (a)(e)	5,805	5,805
Series ROC II R2222, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,125	4,125
Spring Independent School District Participating VRDN:
Series DB 274, 3.68% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,185	10,185
Series PT 4235, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,100	14,100
Sunnyvale School District Participating VRDN Series Putters 619, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,540	5,540
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,340	10,340
Series PT 976, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,435	1,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	$ 4,800	$ 4,800
Series EGL 06 0125, 3.68% (Liquidity Facility Citibank NA) (a)(e)	17,900	17,900
Series LB 05 K15, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	8,000	8,000
Series PT 3489, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,560	13,560
Series Putters 1024, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,915	8,915
Series ROC II R 9090, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,285	4,285
TRAN 4.5% 8/31/07	161,860	161,950
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	5,000	5,052
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series MSTC 256, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	11,530	11,530
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,420	2,420
Series Putters 1331, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,995	2,995
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,500	6,500
Univ. of North Texas Univ. Rev. 3.79% 8/10/07, CP	20,783	20,783
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN:
Series Putters 1668, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,295	12,295
Series ROC II R 7517, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,115	5,115
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MT 354, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	17,150	17,150
Series Putters 1646, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,100	6,100
Series 2002 A, 3.75% 8/21/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 5,985	$ 5,985
Series ROC II R 7041, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	12,745	12,745
		1,017,270
Utah - 1.0%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,480	8,480
Intermountain Pwr. Agcy.:
Series 1997 B-2, 3.68% 8/8/07 (Liquidity Facility Bank of Nova Scotia), CP	9,000	9,000
Series 1998 B-4, 3.74% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	6,000	6,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	5,550	5,550
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,575	5,575
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,240	6,240
Utah Gen. Oblig. Participating VRDN Series EC 1159, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,495	7,495
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,125	5,125
		53,465
Virginia - 2.0%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	1,300	1,300
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,156
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	14,700	14,700
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.9% tender 8/21/07, CP mode	4,000	4,000
3.91% tender 8/3/07, CP mode	4,000	4,000
3.92% tender 8/13/07, CP mode	700	700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.66%, VRDN (a)	$ 24,900	$ 24,900
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	2,300	2,300
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 1997A, 5.6% 8/1/14 (Pre-Refunded to 8/1/07 @ 101) (d)	8,860	8,949
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11010, 3.67% (Liquidity Facility Citibank NA) (a)(e)	24,000	24,000
		101,005
Washington - 3.4%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,300	8,300
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	7,000	7,000
Series ROC II R152, 3.67% (Liquidity Facility Citibank NA) (a)(e)	6,695	6,695
Series ROC II R3012, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,605	9,605
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,265	5,265
King County Rural Library District Participating VRDN:
Series PT 3053, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,920	3,920
Series Putters 1009, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,890	4,890
Series Putters 1015, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,615	5,615
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,940	3,940
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,000	5,000
Series PT 3466, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,000	4,000
Series Putters 1612, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,045	4,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 6,310	$ 6,310
Port of Seattle Rev. Participating VRDN Series DB 168, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,330	6,330
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,930	4,930
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	14,775	14,775
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,920	3,920
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,980	1,980
Series PT 3293, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,330	5,330
Series Putters 1199, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,610	3,610
Series Putters 1296, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,895	4,895
Series Putters 509, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,470	5,470
Series ROC II R 11132, 3.67% (Liquidity Facility Citibank NA) (a)(e)	3,995	3,995
Series ROC II R 759 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	8,035	8,035
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	20,140	20,140
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series A, 3.71%, LOC HSH Nordbank AG, VRDN (a)	6,200	6,200
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 3.65%, LOC KeyBank NA, VRDN (a)	5,000	5,000
(United Way King County Proj.) 3.67%, LOC Bank of America NA, VRDN (a)	2,100	2,100
		174,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.81%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	$ 3,870	$ 3,870
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,370	2,370
Series ROC II R4067, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,990	6,990
		13,230
Wisconsin - 2.7%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,950	2,950
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,695	6,695
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	7,800	7,833
Wisconsin Gen. Oblig.:
Participating VRDN Series PT 967, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	8,925	8,925
TRAN 4.5% 6/16/08	24,800	24,959
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	23,100	23,100
Series PT 761, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	18,600	18,600
Series PT 873, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	10,765	10,765
Series PT 917, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	12,930	12,930
Series Putters 399, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.75%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	5,800	5,800
Series B, 3.65%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	8,000	8,000
3.65%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	5,400	5,400
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	895	895
		140,097
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.65% (b)(c)	127,160,083	$ 127,160
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $4,908,811)		4,908,811
NET OTHER ASSETS - 3.8%		191,764
NET ASSETS - 100%		$ 5,100,575
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,090,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Detroit Wtr. Supply Sys. Rev. Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	2/23/07	$ 3,265
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/27/07	$ 4,995
Security	Acquisition Date	Cost (000s)
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA)	3/27/07	$ 4,995
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/24/07 - 6/26/07	$ 51,900
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,935
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,511
Income Tax Information
At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,908,811,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

July 31, 2007

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.101

FTF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 10,000	$ 10,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
Birmingham Wtrwks. & Swr. Rev. Participating VRDN Series PT 3935, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,320	2,320
Health Care Auth. for Baptist Health Series 2006 C, 3.64%, LOC Regions Bank of Alabama, VRDN (a)	9,400	9,400
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (a)	10,000	10,076
Jefferson County Ltd. Oblig. School Warrants Series B, 3.64% (AMBAC Insured), VRDN (a)	16,900	16,900
Jefferson County Swr. Rev.:
Series 2002 C6, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (a)	12,200	12,200
Series 2003 B7, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (a)	15,200	15,200
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,375	10,375
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		93,071
Alaska - 0.8%
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 1397, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,600	4,600
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,765	5,765
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,515	2,515
Anchorage Wastewtr. Rev. Participating VRDN Series ROC II R 9110, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,300	8,300
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,085	3,085
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series 2003 A, 3.69%, VRDN (a)	16,000	16,000
		40,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.9%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 8,875	$ 8,875
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,995	2,995
Series ROC II R174, 3.67% (Liquidity Facility Citibank NA) (a)(e)	4,995	4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	4,675	4,675
Series PA 1373, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	20,250	20,250
Series Putters 1374, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,105	10,105
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,130	5,130
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series EC 1118, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,200	6,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	7,600	7,600
Series EGL 06 22 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	12,070	12,070
Series EGL 06 93 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	24,790	24,790
Series MS 04 1227, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	1,900	1,900
Series PT 1512, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series ROC II R 1003, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,190	5,190
Series ROC II R1002, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,490	4,490
Series 1997 A, 3.73% 9/13/07, CP	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series B, 3.75% 9/5/07, CP	$ 9,394	$ 9,394
Tucson Wtr. Rev. Participating VRDN Series EC 1088, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,900	7,900
		146,359
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,980	4,980
California - 0.3%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.81% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,800	13,800
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.76%, LOC Societe Generale, VRDN (a)	3,100	3,100
		16,900
Colorado - 2.6%
Adams County Rev. Participating VRDN Series MS 1260, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	14,000	14,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,985	7,985
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.67% (Liquidity Facility Citibank NA) (a)(e)	7,500	7,500
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,630	5,630
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,270	3,270
Colorado Health Participating VRDN Series MS 7023, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	7,500	7,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	19,140	19,140
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.8%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,730	$ 6,730
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,895	4,895
Series PZ 112, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,785	12,785
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,760	2,760
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,980	1,980
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.65%, VRDN (a)	15,300	15,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,505	10,505
Series Putters 862, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,025	4,025
		131,210
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.86%, VRDN (a)	3,500	3,500
Series 1999 A, 3.85%, VRDN (a)	3,800	3,800
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,045	3,045
		10,345
District Of Columbia - 0.4%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,850	1,850
TRAN 4.25% 9/28/07	5,850	5,854
District of Columbia Rev.:
Participating VRDN Series Stars 07 27, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	5,660	5,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(American Assoc. Med. Colleges Proj.) 3.71% (AMBAC Insured), VRDN (a)	$ 3,575	$ 3,575
(American Psychological Assoc. Proj.) 3.64%, LOC Bank of America NA, VRDN (a)	1,100	1,100
(Defenders of Wildlife Proj.) 3.64%, LOC Bank of America NA, VRDN (a)	2,600	2,600
		20,639
Florida - 8.4%
Brevard Participating VRDN Series ROC 655 CE, 3.67% (Liquidity Facility Citibank NA) (a)(e)	9,720	9,720
Broward County Gen. Oblig. Participating VRDN Series EC 1095, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,375	2,375
Broward County School Board Participating VRDN Series BA 07 129, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	6,640	6,640
Citizens Property Ins. Corp. Participating VRDN Series SGB 67, 3.66% (Liquidity Facility Societe Generale) (a)(e)	18,000	18,000
Florida Board of Ed. Participating VRDN:
Series PT 1223, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000	7,000
Series PT 3979, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000	6,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(e)	13,000	13,000
Series EGL 01 905, 3.66% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(e)	10,200	10,200
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,060	8,060
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	18,840	18,840
Series ROC II R482, 3.67% (Liquidity Facility Citibank NA) (a)(e)	9,695	9,695
Florida Dept. of Envir. Protection Rev. Participating VRDN Series PT 3400, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,720	6,720
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 218, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,820	7,820
Series PZ 184, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,140	6,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 3.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 16,110	$ 16,110
Series PZ 130, 3.68% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,600	10,600
Florida Local Govt. Fin. Commission Series A, 3.74% 8/14/07, LOC Wachovia Bank NA, CP	15,000	15,000
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,695	8,695
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.66% (Liquidity Facility Societe Generale) (a)(e)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,655	3,655
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series C, 3.64%, VRDN (a)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.71%, LOC Wachovia Bank NA, VRDN (a)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.67% (Liquidity Facility Citibank NA) (a)(e)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,470	5,470
Lake County Cap. Impt. Rev. Participating VRDN:
Series MS 06 1764, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,900	6,900
Series MS 06 1765, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,900	6,900
Lake County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4087, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	18,355	18,355
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 3.68%, VRDN (a)	24,900	24,900
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,905	9,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN:
Series ROC II R 9026, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 19,490	$ 19,490
Series ROC II R 9027, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,145	9,145
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,775	6,775
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,485	5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,765	3,765
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series ROC II R 9114, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	17,775	17,775
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.64%, LOC Bank of America NA, VRDN (a)	5,600	5,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.67%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Planned Parenthood Proj.) 3.67%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
Panama City Beach Participating VRDN Series Solar 2006 129, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,080	9,080
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	7,870	7,870
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	6,095	6,095
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,245	5,245
South Broward Hosp. District Rev. Participating VRDN Series UBS 07 1003, 3.66% (Liquidity Facility Bank of New York, New York) (a)(e)	7,000	7,000
Sunshine State Govt. Fing. Commission Rev.:
Series I, 3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	14,780	14,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.: - continued
Series J, 3.79% 8/15/07, CP	$ 19,383	$ 19,383
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000	2,000
		429,938
Georgia - 1.1%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,450	9,450
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.7%, LOC Gen. Elec. Cap. Corp., VRDN (a)	7,000	7,000
Fulton Athens-Clark Catholic Health Participating VRDN Series PT 4067, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,750	6,750
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
LaGrange Dev. Auth. Rev. (LaGrange College Proj.) Series 2001, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	5,420	5,420
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Merlots 07 C6, 3.69% (Liquidity Facility Bank of New York, New York) (a)(e)	12,900	12,900
Metropolitan Atlanta Rapid Transit Auth. Participating VRDN Series PT 4042, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,115	6,115
		57,835
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,280	3,280
Idaho - 0.5%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,867
Illinois - 8.9%
Chicago Board of Ed. Participating VRDN Series PT 3569, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	3,640	3,640
Chicago Gen. Oblig. Participating VRDN:
Series Austin 07 171, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	7,950	7,950
Series DB 240, 3.68% (Liquidity Facility Deutsche Bank AG) (a)(e)	9,430	9,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series EGL 01 1303, 3.69% (Liquidity Facility Citibank NA) (a)(e)	$ 2,500	$ 2,500
Series MS 06 1777, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(e)	12,000	12,000
Series PT 2357, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,680	1,680
Series PT 2360, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,475	5,475
Series PT 2361, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,740	1,740
Series Putters 1277, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,955	9,955
Series Solar 06 38, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 1284, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,150	5,150
Series MSTC 7016 Class A, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	15,645	15,645
Chicago Sales Tax Rev. 3.65% (FGIC Insured), VRDN (a)	3,500	3,500
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.68% (Liquidity Facility Citibank NA) (a)(e)	10,005	10,005
Chicago Transit Auth. Cap. Grant Receipts Rev. Participating VRDN Series Putters 1574, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,830	7,830
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,200	3,200
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	18,785	18,785
Series Merlots 97 V, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(e)	1,200	1,200
Series PA 591, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,305	5,305
Series ROC II RR 2063, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,775	2,775
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,740	9,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,390	$ 6,390
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN:
Series PZ 181, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,450	8,450
Series PZ 80, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,350	1,350
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 3.89%, LOC Allied Irish Banks PLC, VRDN (a)	1,000	1,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,690	4,690
Series EGL 06 95 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Series PA 896R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.68%, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,065	4,065
Series PT 3029, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,800	7,800
(Chicago Historical Society Proj.) 3.65%, LOC JPMorgan Chase Bank, VRDN (a)	13,500	13,500
(Mercy Alliance, Inc. Proj.) 3.64%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.68%, LOC Banco Santander Central Hispano SA, VRDN (a)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	3,490	3,490
Series MS 98 143, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	1,500	1,500
Series PT 2131, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,660	7,660
Series Putters 133, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,325	4,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series Putters 409, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,730	$ 5,730
Series Putters 679, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,915	2,915
Series ROC II R 6065, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	7,055	7,055
Series ROC II R4536, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,375	5,375
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) 3.63%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,390	4,390
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.65%, LOC Bank of America NA, VRDN (a)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,310	6,310
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	2,000	2,000
Series Merlots 01 A86, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,100	6,100
Series Merlots 02 A24, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	4,925	4,925
Series PT 2398, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,680	7,680
Series SGB 19, 3.66% (Liquidity Facility Societe Generale) (a)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,940	3,940
Illinois Schools Participating VRDN Series PZP 6, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,880	3,880
Illinois Toll Hwy. Auth. Rev. Participating VRDN Series 2005 A, 3.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	11,995	11,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,675	6,675
Series ROC II R 606PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	6,165	6,165
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,240	3,240
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 4,200	$ 4,200
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.01%, LOC LaSalle Bank NA, VRDN (a)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Floaters 06 28Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	6,555	6,555
Series GS 06 6Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	2,650	2,650
Series GS 06 9Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	13,130	13,130
Series PA 1058, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,350	1,350
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 3.71% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,055	7,055
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,765	7,765
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.68% (Liquidity Facility Citibank NA) (a)(e)	14,300	14,300
Series Merlots 01 A105, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,050	3,050
Series PT 2620, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,145	5,145
Univ. of Illinois Revs. Participating VRDN Series ROC II R 1076, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,040	6,040
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,555	2,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	$ 9,000	$ 9,000
Series PZ 81, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.68% (Liquidity Facility BNP Paribas SA) (a)(e)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.74%, LOC JPMorgan Chase Bank, VRDN (a)	2,535	2,535
		453,856
Indiana - 3.2%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,980	3,980
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,695	6,695
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,125	2,125
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,485	5,485
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	2,405	2,405
RAN 4.25% 1/31/08, LOC Bank of New York, New York	8,100	8,124
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,280	5,280
Indiana Muni. Pwr. Participating VRDN Series 06 100, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,590	14,590
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	8,490	8,490
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series DB 114, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,325	6,325
Series Merlots B21, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,125	4,125
Series PT 2189, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,940	2,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN: - continued
Series PT 3610, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	$ 28,610	$ 28,610
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,095	7,095
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	9,875	9,875
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,535	6,535
MSD of Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	6,585	6,585
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,565	6,565
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,755	9,755
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,600	5,600
White County Hosp. Rent Rev. 3.65%, LOC Regions Bank of Alabama, VRDN (a)	7,900	7,900
		161,084
Iowa - 0.4%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,595	9,595
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,859
		18,454
Kansas - 0.6%
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	19,695	19,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 6,005	$ 6,005
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,475	3,475
		29,175
Kentucky - 0.4%
Kentucky Asset/Liability Commission Gen. Fund Rev. Participating VRDN Series ROC II R 11126, 3.67% (Liquidity Facility Citibank NA) (a)(e)	5,610	5,610
Louisville & Jefferson County Participating VRDN Series PA 1416, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.71% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,200	1,200
		21,310
Louisiana - 2.7%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,955	11,955
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	11,700	11,700
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series Putters 1304 T, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,000	9,000
Series Putters 1349, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,485	9,485
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,750	5,750
Series ROC II RR 9049, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	20,765	20,765
Series Stars 162, 3.67% (Liquidity Facility BNP Paribas SA) (a)(e)	11,465	11,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	$ 2,265	$ 2,265
Series MT 158, 3.67% (Liquidity Facility BNP Paribas SA) (a)(e)	2,000	2,000
Series MT 190, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	6,275	6,275
Louisiana State Univ. Participating VRDN Series Solar 06 115, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,455	18,455
New Orleans Aviation Board Rev. Series A, 3.67% (MBIA Insured), VRDN (a)	10,555	10,555
Saint Charles Parish Consolidated Wtrwks. & Wastewtr. District 1 Participating VRDN Series PT 3861, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,100	7,100
Saint Tammany Parish Sales Participating VRDN Series PT 3633, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	975	975
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.85% tender 9/12/07, CP mode	11,700	11,700
		139,445
Maine - 0.6%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,045	8,045
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,160	5,160
Series EGL 00 1901 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series Putters 546, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,205	5,205
Series ROC RR II R 9005, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	9,630	9,630
		31,040
Maryland - 0.9%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.88% tender 9/6/07, LOC Wachovia Bank NA, CP mode	4,300	4,300
Howard County Consolidated Pub. Impt. Participating VRDN Series EC 1136, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	$ 10,000	$ 10,000
Maryland Gen. Oblig. Participating VRDN Series EC 1072, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,115	13,115
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,600	7,600
		46,015
Michigan - 3.2%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1579, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,025	13,025
Series PT 3559, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,425	7,425
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Series Merlots 01 A103, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	1,200	1,200
Series PT 2595, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,880	5,880
Series Putters 3756, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,360	6,360
Series RBC I-2, 3.66% (Liquidity Facility Royal Bank of Canada) (a)(e)	6,000	6,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	3,265	3,265
Participating VRDN:
Series Putters 200, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,270	1,270
Series ROC II R 9038, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	7,015	7,015
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,985	1,985
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,880	5,880
Michigan Bldg. Auth. Rev. Participating VRDN Series MS 907, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,948	4,948
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig. TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	$ 26,200	$ 26,218
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.67%, LOC LaSalle Bank Midwest NA, VRDN (a)	300	300
3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.66%, LOC Banco Santander Central Hispano SA, VRDN (a)	6,400	6,400
(Trinity Health Sys. Proj.) Series F, 3.7% (Liquidity Facility Bank of America NA), VRDN (a)	5,000	5,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,990	8,990
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,304
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.84%, VRDN (a)	10,500	10,500
		164,165
Minnesota - 1.7%
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	23,380	23,380
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	2,700	2,700
Series Merlots 00 ZZ, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,840	1,840
Series PT 2854, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,605	9,605
Minnesota Participating VRDN Series EC 1060, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	19,040	19,040
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	3,100	3,100
Series MS 1461, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,400	6,400
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.64%, LOC Allied Irish Banks PLC, VRDN (a)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.66%, LOC Fannie Mae, VRDN (a)	$ 2,350	$ 2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.67% (Liquidity Facility Citibank NA) (a)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.67% (Liquidity Facility Citibank NA) (a)(e)	7,080	7,080
		88,010
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,375	2,375
Mississippi Gen. Oblig. Participating VRDN Series Putters 138, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	7,930	7,930
		10,305
Missouri - 1.4%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,995	7,995
Howard Bend Levee District Participating VRDN Series PT 3338, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,485	5,485
Jackson County Spl. Oblig. Participating VRDN:
Series ROC II R 7060, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	21,425	21,425
Series ROC II R 9013, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,630	4,630
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,300	5,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.68% (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	17,150	17,150
		70,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (d)	$ 5,000	$ 5,082
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.68% (Liquidity Facility Citibank NA) (a)(e)	2,000	2,000
Series EGL 04 9 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	11,535	11,535
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series MS 1289, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,100	5,100
3.75% 9/6/07 (Liquidity Facility JPMorgan Chase Bank), CP	6,000	6,000
3.76% 9/5/07 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
		37,277
Nevada - 1.9%
Clark County Fuel Tax Participating VRDN:
Series Putters 1309, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,650	5,650
Series PZ 138, 3.68% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,360	3,360
Clark County School District Participating VRDN Series PT 3918, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,710	2,710
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,295	8,295
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,140	4,140
Las Vegas Valley Wtr. District Participating VRDN Series Putters 1303, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,460	10,460
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,235	5,235
Series PT 3522, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,885	8,885
Series PT 4221, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,640	9,640
Series PZ 142, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,630	12,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,255	$ 5,255
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	5,825	5,825
Series GS 06 5GZ, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	15,522	15,522
		97,607
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	7,495	7,495
New Jersey - 0.6%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	9,700	9,712
Montclair Township Gen. Oblig. BAN 4% 12/21/07	18,700	18,716
		28,428
New Mexico - 0.6%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 3.63% (FSA Insured), VRDN (a)	17,950	17,950
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.64%, LOC Banco Santander Central Hispano SA, VRDN (a)	11,710	11,710
		29,660
New York - 1.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series 1, 3.77% 8/23/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	16,400	16,400
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.65% (Liquidity Facility Morgan Stanley) (a)(e)	3,760	3,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.65% (Liquidity Facility Morgan Stanley) (a)(e)	$ 1,460	$ 1,460
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 02 6024 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(e)	13,690	13,690
		68,985
Non State Specific - 0.4%
Multi-state Participating VRDN:
Series Putters 1850 F, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	10,545	10,545
Series PZP 015, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,000	10,000
		20,545
North Carolina - 2.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Participating VRDN Series MS 1272, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	6,850	6,850
Series C, 3.67% (Liquidity Facility Bank of America NA), VRDN (a)	12,225	12,225
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	10,755	10,755
Mecklenburg County Ctfs. of Prtn. 3.63% (Liquidity Facility Bank of America NA), VRDN (a)	5,375	5,375
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	7,775	7,775
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	5,610	5,610
(High Point Univ. Rev.) 3.65%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	10,890	10,890
Series MS 06 1338, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,649	7,649
Series ROC RR II 9048, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,275	9,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 7,095	$ 7,095
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	14,600	14,600
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	7,000	7,078
Raleigh Comb Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 3.67% (Liquidity Facility Citibank NA) (a)(e)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	7,700	7,700
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,600	11,600
		140,877
Ohio - 2.3%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,620	3,620
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.73%, VRDN (a)	14,000	14,000
Subseries B3, 3.73%, VRDN (a)	2,100	2,100
Delaware Gen. Oblig. BAN 4% 12/13/07	5,000	5,007
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)(f)	51,900	51,900
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series MS 1223, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	8,300	8,300
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.83%, VRDN (a)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,480	12,480
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	3,000	3,000
Series PT 3880, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,225	5,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(The College of Mount Saint Joseph Proj.) 3.64%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 2,460	$ 2,460
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.65%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,300	4,300
		115,792
Oklahoma - 0.8%
Oklahoma Cap. Impt. Auth. Facilities Rev. Participating VRDN Series Merlots 07 H4, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,075	5,075
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.64% (AMBAC Insured), VRDN (a)	13,200	13,200
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series PA 1431, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	20,570	20,570
		38,845
Oregon - 1.3%
Oregon Board of Higher Ed. Participating VRDN Series PT 4019, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,820	6,820
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,900	4,900
Oregon Dept. of Administrative Svcs. Lottery Participating VRDN Series EC 1141, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,945	16,945
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series Stars 07 28, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	17,965	17,965
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.77% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,495	7,495
		64,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 4.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 9,700	$ 9,700
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (a)	2,600	2,600
Participating VRDN:
Series LB 07 P59W, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	4,975	4,975
Series Putters 1281, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,150	4,150
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,600	2,600
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.64%, LOC Allied Irish Banks PLC, VRDN (a)	4,790	4,790
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400	2,400
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	59,300	59,300
Lehigh County Gen. Oblig. Participating VRDN Series MT 385, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,120	8,120
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,290	3,290
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.64%, LOC Unicredito Italiano SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	$ 4,670	$ 4,670
Series MS 958, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	1,600	1,600
Series Putters 371Z, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,295	7,295
Philadelphia Gen. Oblig. Participating VRDN Series MS 01 751, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,330	5,330
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	6,935	6,935
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 773, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,995	4,995
Series ROC II R 9083, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	20,080	20,080
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,740	9,740
		207,595
Rhode Island - 0.6%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	10,000	10,025
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,490	12,490
Rhode Island Tobacco Settlement Rev. Participating VRDN Series BS 3080, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,870	9,870
		32,385
South Carolina - 2.1%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,500	5,500
Greenville County School District Installment Purp. Rev. Participating VRDN Series PT 3393, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	15,855	15,855
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Horry County School District Participating VRDN Series PT 2033, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 3,675	$ 3,675
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.81%, VRDN (a)	2,700	2,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	7,195	7,195
Scago Edl. Facilities Corp. for Colleton School District Participating VRDN Series Stars 06 173, 3.67% (Liquidity Facility BNP Paribas SA) (a)(e)	31,895	31,895
South Carolina Gen. Oblig. School Facilities Participating VRDN:
Series Putters PZ 150, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,260	8,260
Series ROC 692W, 3.66% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.67%, LOC Bank of America NA, VRDN (a)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,690	3,690
Series PT 3460, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,965	9,965
Series Putters 1094, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,835	2,835
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.95% tender 8/1/07, CP mode	3,200	3,200
		109,210
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.67%, LOC Bank of America NA, VRDN (a)	5,295	5,295
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	4,995	4,995
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,505	5,505
Memphis Gen. Oblig. Participating VRDN Series MS 1018, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,455	5,455
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,695	9,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. 3.67%, LOC Bank of America NA, VRDN (a)	$ 16,200	$ 16,200
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,980	1,980
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	5,400	5,400
Vanderbilt Univ. Series A, 3.8% 8/7/07, CP	15,000	15,000
		69,525
Texas - 19.9%
Alamo Cmnty. College District Participating VRDN Series BA 07 127, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	15,695	15,695
Aldine Independent School District Participating VRDN Series Putters 827, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,910	2,910
Arlington Spl. Oblig. Series B, 3.65% (MBIA Insured), VRDN (a)	11,700	11,700
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	11,700	11,700
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,550	8,550
Austin Util. Sys. Rev. Series A, 3.74% 9/17/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,465	3,465
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6029, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,955	4,955
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.67% (Liquidity Facility Citibank NA) (a)(e)	8,150	8,150
Boerne Independent School District Participating VRDN Series Putters 626, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,165	3,165
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.79%, VRDN (a)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,685	10,685
Comal Independent School District Participating VRDN:
Series PT 3917, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,360	3,360
Series ROC II R 9104, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corsicana Independent School District Participating VRDN Series DB 111, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	$ 5,080	$ 5,080
Crowley Independent School District Participating VRDN Series PT 3039, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,065	7,065
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	12,500	12,500
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,255	7,255
Series ROC II R6069, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,935	6,935
Denton Independent School District Participating VRDN Series MS 451, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN:
Series EC 1096, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,735	7,735
Series Putters 1042, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,585	3,585
Frenship Independent School District Participating VRDN Series DB 265, 3.68% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,655	5,655
Garland Independent School District Participating VRDN Series ROC II R2213, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,315	5,315
Granbury Independent School District Participating VRDN:
Series PT 3080, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,615	7,615
Series SG 129, 3.65% (Liquidity Facility Societe Generale) (a)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,685	2,685
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.66% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(e)	33,300	33,300
Harris County Gen. Oblig. Participating VRDN:
Series PT 1623, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,915	5,915
Series Putters 1099, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,800	2,800
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued

Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 3.69% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)

	$ 12,000	$ 12,000
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA) (a)(e)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.68% (MBIA Insured), VRDN (a)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.64%, LOC Regions Bank of Alabama, VRDN (a)	13,060	13,060
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.65%, LOC KBC Bank NV, VRDN (a)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 3.68% (Liquidity Facility Citibank NA) (a)(e)	9,000	9,000
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,445	5,445
Series ROC II R 2084, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,205	5,205
Houston Gen. Oblig.:
Participating VRDN:
Series PT 3455, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,140	7,140
Series PT 969, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(e)	8,200	8,200
Series F, 3.72% 9/10/07 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.65% (Liquidity Facility Societe Generale) (a)(e)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,325	5,325
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,135	9,135
Houston Util. Sys. Rev. Participating VRDN:
Series Austin 07 164, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	10,875	10,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN: - continued
Series BS 3069, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	$ 5,000	$ 5,000
Series IXIS 05 23, 3.67% (Liquidity Facility CDC Fin. CDC IXIS) (a)(e)	10,785	10,785
Series PT 2243, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,065	7,065
Series PT 3229, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,295	5,295
Series Putters 527, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,120	3,120
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.67% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,500	6,500
Series Merlots 02 A16, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,280	2,280
Series Putters 1688, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,125	4,125
Hunt Memorial Hosp. District Rev. Series 1998, 3.67% (FSA Insured), VRDN (a)	4,165	4,165
Hutto Independent School District Participating VRDN Series ROC II R434, 3.67% (Liquidity Facility Citibank NA) (a)(e)	4,200	4,200
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,840	9,840
3.67% (Liquidity Facility Wells Fargo & Co.) (a)(e)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,700	8,700
Klein Independent School District Participating VRDN Series PZ 180, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,735	2,735
Lewisville Independent School District Participating VRDN Series SGA 134, 3.64% (Liquidity Facility Societe Generale) (a)(e)	1,290	1,290
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,985	1,985
McAllen Independent School District Participating VRDN Series PT 3082, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,760	11,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Midlothian Independent School District Participating VRDN Series PT 3081, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 5,705	$ 5,705
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,880	3,880
New Caney Independent School District Participating VRDN Series MS 1286, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	9,515	9,515
North Central Texas Health Facilities Dev. Corp. Rev. Bonds (Methodist Hospitals of Dallas Proj.) Series 1998, 3.75% tender 9/5/07 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,745	5,745
Series PT 3957, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,100	5,100
Series Putters 393, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,900	3,900
Northside Independent School District Participating VRDN Series PT 2329, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,675	5,675
Series Putters 1412, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,940	2,940
Pearland Independent School District Participating VRDN:
Series PA 1449, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,665	6,665
Series SG 106, 3.65% (Liquidity Facility Societe Generale) (a)(e)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.64% (Liquidity Facility Societe Generale) (a)(e)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,305	11,305
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.66% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.64% (Liquidity Facility Societe Generale) (a)(e)	7,070	7,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 6,565	$ 6,565
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	9,995	9,995
Series PT 3921, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,000	12,000
Series SG 104, 3.65% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 3.65% (Liquidity Facility Societe Generale) (a)(e)	5,200	5,200
3.66% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Gen. Oblig. Participating VRDN Series Putters PZ 146, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,165	6,165
San Antonio Independent School District Bonds Series AAB 01 28, 3.66%, tender 8/7/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.67% (Liquidity Facility Citibank NA) (a)(e)	5,175	5,175
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.68% (Liquidity Facility Citibank NA) (a)(e)	5,805	5,805
Series ROC II R2222, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,125	4,125
Spring Independent School District Participating VRDN:
Series DB 274, 3.68% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,185	10,185
Series PT 4235, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,100	14,100
Sunnyvale School District Participating VRDN Series Putters 619, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,540	5,540
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,340	10,340
Series PT 976, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,435	1,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	$ 4,800	$ 4,800
Series EGL 06 0125, 3.68% (Liquidity Facility Citibank NA) (a)(e)	17,900	17,900
Series LB 05 K15, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	8,000	8,000
Series PT 3489, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,560	13,560
Series Putters 1024, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,915	8,915
Series ROC II R 9090, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,285	4,285
TRAN 4.5% 8/31/07	161,860	161,950
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	5,000	5,052
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series MSTC 256, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	11,530	11,530
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,420	2,420
Series Putters 1331, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,995	2,995
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,500	6,500
Univ. of North Texas Univ. Rev. 3.79% 8/10/07, CP	20,783	20,783
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN:
Series Putters 1668, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,295	12,295
Series ROC II R 7517, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,115	5,115
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MT 354, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	17,150	17,150
Series Putters 1646, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,100	6,100
Series 2002 A, 3.75% 8/21/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 5,985	$ 5,985
Series ROC II R 7041, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	12,745	12,745
		1,017,270
Utah - 1.0%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,480	8,480
Intermountain Pwr. Agcy.:
Series 1997 B-2, 3.68% 8/8/07 (Liquidity Facility Bank of Nova Scotia), CP	9,000	9,000
Series 1998 B-4, 3.74% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	6,000	6,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	5,550	5,550
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,575	5,575
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,240	6,240
Utah Gen. Oblig. Participating VRDN Series EC 1159, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,495	7,495
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,125	5,125
		53,465
Virginia - 2.0%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	1,300	1,300
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,156
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	14,700	14,700
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.9% tender 8/21/07, CP mode	4,000	4,000
3.91% tender 8/3/07, CP mode	4,000	4,000
3.92% tender 8/13/07, CP mode	700	700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.66%, VRDN (a)	$ 24,900	$ 24,900
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	2,300	2,300
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 1997A, 5.6% 8/1/14 (Pre-Refunded to 8/1/07 @ 101) (d)	8,860	8,949
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11010, 3.67% (Liquidity Facility Citibank NA) (a)(e)	24,000	24,000
		101,005
Washington - 3.4%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,300	8,300
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	7,000	7,000
Series ROC II R152, 3.67% (Liquidity Facility Citibank NA) (a)(e)	6,695	6,695
Series ROC II R3012, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,605	9,605
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,265	5,265
King County Rural Library District Participating VRDN:
Series PT 3053, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,920	3,920
Series Putters 1009, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,890	4,890
Series Putters 1015, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,615	5,615
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,940	3,940
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.66% (Liquidity Facility Morgan Stanley) (a)(e)	5,000	5,000
Series PT 3466, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,000	4,000
Series Putters 1612, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,045	4,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	$ 6,310	$ 6,310
Port of Seattle Rev. Participating VRDN Series DB 168, 3.67% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,330	6,330
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,930	4,930
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	14,775	14,775
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,920	3,920
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,980	1,980
Series PT 3293, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,330	5,330
Series Putters 1199, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,610	3,610
Series Putters 1296, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,895	4,895
Series Putters 509, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,470	5,470
Series ROC II R 11132, 3.67% (Liquidity Facility Citibank NA) (a)(e)	3,995	3,995
Series ROC II R 759 PB, 3.68% (Liquidity Facility Deutsche Postbank AG) (a)(e)	8,035	8,035
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	20,140	20,140
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series A, 3.71%, LOC HSH Nordbank AG, VRDN (a)	6,200	6,200
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 3.65%, LOC KeyBank NA, VRDN (a)	5,000	5,000
(United Way King County Proj.) 3.67%, LOC Bank of America NA, VRDN (a)	2,100	2,100
		174,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.81%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	$ 3,870	$ 3,870
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,370	2,370
Series ROC II R4067, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,990	6,990
		13,230
Wisconsin - 2.7%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,950	2,950
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,695	6,695
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	7,800	7,833
Wisconsin Gen. Oblig.:
Participating VRDN Series PT 967, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	8,925	8,925
TRAN 4.5% 6/16/08	24,800	24,959
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	23,100	23,100
Series PT 761, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	18,600	18,600
Series PT 873, 3.67% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	10,765	10,765
Series PT 917, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	12,930	12,930
Series Putters 399, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.75%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	5,800	5,800
Series B, 3.65%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	8,000	8,000
3.65%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	5,400	5,400
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	895	895
		140,097
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.65% (b)(c)	127,160,083	$ 127,160
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $4,908,811)		4,908,811
NET OTHER ASSETS - 3.8%		191,764
NET ASSETS - 100%		$ 5,100,575
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,090,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Detroit Wtr. Supply Sys. Rev. Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	2/23/07	$ 3,265
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/27/07	$ 4,995
Security	Acquisition Date	Cost (000s)
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA)	3/27/07	$ 4,995
Montgomery County Hosp. Rev. Bonds Series MT 236, 3.8%, tender 4/3/08 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/24/07 - 6/26/07	$ 51,900
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,935
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,511
Income Tax Information
At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,908,811,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2007

1.804885.103

UST-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Repurchase Agreements - 100.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
5.09% dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 50,371	$ 50,364
5.13% dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) #	2,772,422	2,772,027
With:
Merrill Lynch Government Securities, Inc. at 5.15%, dated 7/31/07 due 10/3/07 (Collateralized by U.S. Treasury Obligations valued at $71,402,917, 4% - 6.5%, 6/15/09 - 2/15/10)	70,641	70,000
UBS Warburg LLC at:
5.2%, dated:
4/12/07 due 1/9/08 (Collateralized by U.S. Treasury Obligations valued at $40,625,238, 0% - 4.25%, 8/15/14 - 8/15/26)	39,493	38,000
5/1/07 due 10/30/07 (Collateralized by U.S. Treasury Obligations valued at $26,741,127, 0% - 4.25%, 8/15/14 - 2/15/33)	25,657	25,000
5/4/07 due 1/29/08 (Collateralized by U.S. Treasury Obligations valued at $31,890,823, 0% - 4.25%, 8/15/14 - 11/25/22)	31,170	30,000
6/6/07 due 10/1/07 (Collateralized by U.S. Treasury Obligations valued at $74,160,062, 0%, 2/15/26 - 8/15/31)	73,217	72,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $31,890,383, 0% - 4.25%, 8/15/14 - 2/15/26)	31,585	30,000
5.23%, dated 1/12/07 due 10/9/07 (Collateralized by U.S. Treasury Obligations valued at $31,890,815, 0% - 4.25%, 8/15/14 - 8/15/30)	31,177	30,000
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $31,891,427, 0% - 4.25%, 8/15/14 - 2/15/30)	31,593	30,000

	Maturity Amount (000s)	Value (000s)
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $31,892,249, 0% - 4.25%, 8/15/14 - 2/15/22)	$ 31,608	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,177,391)	3,177,391
NET OTHER ASSETS - 0.0%	(625)
NET ASSETS - 100%	$ 3,176,766
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$50,364,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 9,042
Merrill Lynch Government Securities, Inc.	41,322
$ 50,364
$2,772,027,000 due 8/01/07 at 5.13%
BNP Paribas Securities Corp.	$ 704,345
Bear Stearns & Co., Inc.	234,782
Countrywide Securities Corp.	234,782
Credit Suisse Securities (USA) LLC	234,782
Deutsche Bank Securities, Inc.	293,478
Dresdner Kleinwort Securities LLC	58,696
Fortis Securities LLC	176,087
HSBC Securities (USA), Inc.	117,391
ING Financial Markets LLC	93,913
J.P. Morgan Securities, Inc.	48,689
Lehman Brothers, Inc.	140,735
Merrill Lynch Government Securities, Inc.	105,652
Morgan Stanley & Co., Inc.	328,695
$ 2,772,027
Income Tax Information
At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,177,391,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007